Trade Payables (Tables)	12 Months Ended
Dec. 31, 2012
Trade Payables	Trade payables are summarized as follows:

	December 31
	2012	2011
	(Millions of yen)
Notes	¥11,971	¥16,519
Accounts	313,264	364,013

	¥325,235	¥380,532